Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Promissory Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 11)	-	-	322	322
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	792	792
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578

The equity movement of the convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2015	3,800
Balance, December 31, 2016	3,800
Intrinsic value of BCF	10,389
Balance, December 31, 2017	14,189

Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 11)	-	-	841	841
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	1,335	1,335
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, December 31, 2016	21,165
Balance, December 31, 2017	21,165